Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail) - Restricted Shares [Member] - USD ($)		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Granted, Number of Shares	518,706	10,995,112
Forfeited, Number of Shares		(5,842)
Vested, Number of Shares		(2,100,115)
Ending Balance, Number of Shares		8,889,155
Granted, Weighted Average Grant Date Fair Value per Share		$ 8.70
Forfeited, Weighted Average Grant Date Fair Value per Share		$ 8.62
Vested, Weighted Average Grant Date Fair Value per Share		$ 9.76
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 8.44